Subsequent Events (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 09, 2022 USD ($) $ / d	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / d
Castor Ships [Member] | Management Agreements [Member]
Amended and Restated Master Management Agreement [Abstract]
Quarterly management fee | $			$ 300
Commission rate on charter agreements			1.25%
Commission rate on each vessel sale and purchase transaction			1.00%
Castor Ships [Member] | Ship Management Agreements [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services			250
Subsequent Event [Member] | Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services	925
Subsequent Event [Member] | Castor Ships [Member] | Management Agreements [Member]
Amended and Restated Master Management Agreement [Abstract]
Recovery fee multiplier	2
Quarterly management fee | $	$ 750
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Term of agreement	8 years
Renewal term of agreement	8 years
Termination fee multiplier	7
Subsequent Event [Member] | Castor Ships [Member] | Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services	325
Subsequent Event [Member] | Castor Ships [Member] | Ship Management Agreements [Member] | Tanker Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services	975
Subsequent Event [Member] | Pavimar [Member] | Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Amended and Restated Master Management Agreement [Abstract]
Daily fee for services	600
Plan [Member]
Vessel Held for Sale [Abstract]
Gain of sale of vessel | $		$ 3,700